CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Net sales	$ 85,980	$ 64,886	$ 65,368
Cost of sales	72,028	51,720	53,504
Gross profit	13,952	13,166	11,864
Selling, general and administrative expenses	11,267	10,310	10,026
Other (expenses) income, net (note 13)	74	405	(425)
Operating income	2,759	3,261	1,413
Non-operating (expenses) income, net (note 14)	5,308	5,445	(2,360)
(Loss) income, before income taxes	8,067	8,706	(947)
Income tax expense (benefit) (note 8)	(165)	475	373
Net (loss) income attribute to Deswell Industries, Inc.	8,232	8,231	(1,320)
Other comprehensive income (loss)
Total comprehensive (loss) income attributable to Deswell Industries, Inc.	$ 8,232	$ 8,231	$ (1,320)
Basic:
Net (loss) income per share	$ 0.52	$ 0.52	$ (0.08)
Weighted average common shares outstanding (shares in thousands)	15,929	15,915	15,914
Diluted:
Net (loss) income per share	$ 0.51	$ 0.51	$ (0.08)
Weighted average common shares outstanding (shares in thousands)	16,135	16,047	15,914